Regan Total Return Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES ― 21.3%
Ace Securities Corp.
Series 2006-ASL1, Class A, 0.369% (1 Month USD LIBOR + 0.280%), 2/25/2036 (1)	306,202	$67,911
Series 2003-MH1, Class M1, 6.500%, 5/15/2029 (2)(3)	59,332	61,020
		128,931
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 0.992% (1 Month USD LIBOR + 0.900%), 7/25/2046 (1)(2)	115,991	47,460
Amortizing Residential Collateral Trust
Series 2004-1, Class M3, 1.589% (1 Month USD LIBOR + 1.500%), 10/25/2034 (1)	165,864	164,495
Argent Securities Trust
Series 2006-W4, Class A2D, 0.629% (1 Month USD LIBOR + 0.540%), 5/25/2036 (a)(1)	307,230	97,085
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 12/10/2021	600,000	290,322
Bear Stearns Asset Backed Securities I Trust
Series 2004-BO1, Class M6, 3.089% (1 Month USD LIBOR + 3.000%), 10/25/2034 (1)	35,092	35,171
Bombardier Capital Mortgage Securitization Corp. Trust
Series 1999-B, Class A2, 6.975%, 12/15/2029 (3)	140,180	29,722
Countrywide Asset-Backed Certificates
Series 2005-13, Class AF3, 5.430%, 2/25/2033 (3)	5,661	5,392
Series 2006-1, Class AF6, 5.526%, 5/25/2036 (3)	103,304	105,121
Series 2006-9, Class 1AF6, 5.989%, 8/25/2046 (3)	277,570	276,452
Series 2007-QX1, Class A1, 0.589% (1 Month USD LIBOR + 0.500%), 5/25/2037 (1)	241,958	206,538
		593,503
Countrywide Home Equity Loan Trust
Series 2004-U, Class 2A, 0.366% (1 Month USD LIBOR + 0.270%), 3/15/2034 (1)	24,244	23,305
Series 2006-D, Class 2A, 0.296% (1 Month USD LIBOR + 0.200%), 5/15/2036 (1)	37,601	35,655
		58,960
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7, Class B1, 2.714% (1 Month USD LIBOR + 2.625%), 10/25/2034 (1)	17,505	17,803
Fremont Home Loan Trust
Series 2004-C, Class M-2, 1.139% (1 Month USD LIBOR + 1.050%), 8/25/2034 (1)	241,031	238,667
GE-WMC Mortgage Securities LLC
Series 2006-1, A1B, 0.449% (1 Month USD LIBOR + 0.360%), 8/25/2036 (1)(2)	511,344	479,325
GSAMP Trust
Series 2006-S1, Class A1, 0.369% (1 Month USD LIBOR + 2.80%), 11/25/2035 (1)	807,829	127,597
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 0.149% (1 Month USD LIBOR + 0.060%), 12/25/2036 (1)	889,866	336,887
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 0.199% (1 Month USD LIBOR + 0.110%), 4/25/2037 (a)(1)	204,041	124,975
Indymac Home Equity Loan Asset-Backed Trust
Series SPMD 2000-C, Class AF6, 7.340%, 2/25/2030 (3)	87,736	88,764
Irwin Home Equity Loan Trust
Series 2006-1, Class 1A1, 0.509% (1 Month USD LIBOR + 0.420%), 9/25/2035 (1)(2)	162,920	161,747
Long Beach Mortgage Loan Trust
Series 2006-A, Class A1, 0.269% (1 Month USD LIBOR + 0.180%), 5/25/2036 (1)	987,967	30,486
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A1, 0.209% (1 Month USD LIBOR + 0.120%), 10/25/2046 (1)	1,051,727	333,084

New Century Home Equity Loan Trust
Series 2005-A, Class A5, 5.387%, 8/25/2035 (4)	250,000	245,047
Nomura Home Equity Loan Inc Home Equity Loan Trust
Series 2007-1, Class 2A1A, 0.409% (1 Month USD LIBOR + 0.320%), 2/25/2037 (1)	148,590	143,886
NovaStar Mortgage Funding Trust
Series 2006-5, Class A2B, 0.209% (1 Month USD LIBOR + 0.120%), 11/25/2036 (1)	1,131,275	482,656
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.450%, 5/15/2027	151,122	154,111
Ownit Mortgage Loan Asset Backed-Certificates
Series 2006-6, Class A2C, 0.409% (1 Month USD LIBOR + 0.320%), 9/25/2037 (1)	956,226	578,675
RAAC Trust
Series 2005-RP2, Class M3, 2.714% (1 Month USD LIBOR + 1.750%), 6/25/2035 (1)(2)	63,539	63,559
Renaissance Home Equity Loan Trust
Series 2004-2, Class M1, 6.414%, 7/25/2034 (4)	484,073	489,879
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 1/25/2037 (2)(3)	392,779	214,997
Terwin Mortgage Trust
Series 2005-18AL, Class A3, 0.459% (1 Month USD LIBOR + 0.370%), 1/25/2037 (1)	474,881	241,054
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 1/15/2028 (3)	59,518	55,660
Series 1997-2, Class M, 7.380%, 10/15/2028	119,891	122,808
		178,468

TOTAL ASSET BACKED SECURITIES		6,177,316
(Cost $7,187,204)

MORTGAGE BACKED SECURITIES ― AGENCY ― 0.3%
Government National Mortgage Association (GNMA)
Series 2016-H03, Class FB, 0.753% (1 Month USD LIBOR + 0.650%), 1/20/2066 (1)	65,244	65,730

TOTAL MORTGAGE BACKED SECURITIES ― AGENCY		65,730
(Cost $63,939)

MORTGAGE BACKED SECURITIES - NON-AGENCY ― 60.2%
American Home Mortgage Investment Trust
Series 2006-1, Class 11A1, 0.369% (1 Month USD LIBOR + 0.280%), 3/26/2046 (1)	90,278	79,806
Series 2007-2, Class 11A1, 0.549% (1 Month USD LIBOR + 0.460%), 3/25/2047 (1)	438,867	213,730
		293,536
Banc of America Funding Corporation
Series 2005-B, Class 2A1, 2.716%, 4/20/2035 (3)	67,764	64,683
Series 2007-4, Class 3A1, 0.459% (1 Month USD LIBOR + 0.370%), 6/25/2037 (1)	242,572	187,923
		252,606
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 1.664% (1 Month USD LIBOR + 1.575%), 4/25/2036 (1)(2)	260,751	228,044
BCAP LLC Trust
Series 2011-RR5, Class 12A2, 4.824%, 3/26/2037 (2)(4)	487,064	751,181
Bear Stearns ALT-A Trust
Series 2006-5, Class 2A2, 3.389%, 8/25/2036 (3)	1,446,443	946,818
Bear Stearns Asset Backed Securities Trust
Series 2003-AC5, Class A5, 5.250%, 10/25/2033 (4)	88,772	90,850
Series 2003-AC5, Class A1, 5.750%, 10/25/2033 (4)	50,563	52,743
Series 2004-AC2, Class 1A2, 5.250%, 5/25/2034	163,200	164,873
		308,466

Chase Mortgage Finance Corporation
Series 2006-A1, Class 2A3, 3.056%, 9/25/2036 (a)(3)	160,092	138,479
ChaseFlex Trust
Series 2007-3, Class 1A2, 0.549% (1 Month USD LIBOR + 0.460%), 7/25/2037 (1)	978,878	268,647
Series 2007-M1, Class 1A1, 0.389% (1 Month USD LIBOR + 0.300%), 8/25/2037 (1)	450,671	418,488
Series 2007-M1, Class 2AV2, 0.319% (1 Month USD LIBOR + 0.230%), 8/25/2037 (1)	318,868	258,462
		945,597
Chevy Chase Mortgage Funding Corp.
Series 2005-1A, Class A2, 0.289% (1 Month USD LIBOR + 0.200%), 1/25/2036 (1)(2)	42,962	40,620
Series 2005-2A, Class A2, 0.319% (1 Month USD LIBOR + 0.230%), 5/25/2036 (a)(1)(2)	181,633	165,286
Series 2006-4A, Class A2, 0.272% (1 Month USD LIBOR + 0.370%), 11/25/2047 (1)(2)	98,687	80,622
		286,528
Citigroup Mortgage Loan Trust
Series 2009-6, Class 8A2, 6.000%, 8/25/2022 (2)(3)	23,740	23,426
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.000%, 10/25/2033	228,160	226,787
Series 2004-28CB, Class 2A4, 5.750%, 1/25/2035	223,153	224,807
Series 2005-84, Class 1A1, 2.335%, 2/25/2036 (3)	227,744	206,872
Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	32,887	33,247
Series 2006-12CB, Class A3, 5.750% (1 Month USD LIBOR + 5.661%), 5/25/2036 (1)	139,320	102,159
Series 2006-24CB, Class A13, 0.439% (1 Month USD LIBOR + 0.350%), 8/25/2036 (1)	591,247	301,610
Series 2007-24, Class A6, 1.089% (1 Month USD LIBOR + 1.00%), 10/25/2037 (1)	1,207,394	274,190
Series 2007-3T1, Class 1A2, 0.589% (1 Month USD LIBOR + 0.500%), 4/25/2037 (1)	1,973,178	719,603
Series 2008-2R, Class 2A1, 6.000%, 8/25/2037 (3)	109,672	72,310
		2,161,585
Countrywide Home Loans
Series 2003-49, Class A8A, 2.756%, 12/19/2033 (3)	361,703	370,201
Series 2004-J3, Class A7, 5.500%, 5/25/2034	69,463	71,703
Series 2005-19, Class 2A1, 0.439% (1 Month USD LIBOR + 0.350%), 8/25/2035 (1)	410,922	116,885
Series 2005-J2, Class 3A9, 1.489% (1 Month USD LIBOR + 1.400%), 8/25/2035 (1)	730,134	479,299
		1,038,088
Credit Suisse First Boston Mortgage Securities
Series 2002-30, Class DB1, 7.380%, 11/25/2032 (3)	363,843	373,271
Series 2005-10, Class 6A7, 5.500%, 11/25/2035	285,108	180,519
		553,790
Credit Suisse Mortgage Trust
Series 2007-4R, Class 1A1, 6.039%, 10/26/2036 (2)(3)	101,657	100,576
Series 2007-1, Class 1A6A, 5.863%, 2/25/2037 (3)	1,466,990	484,515
Series 2007-1, Class 5A14, 6.000%, 2/25/2037 (a)	278,646	232,530
Series 2007-5, Class 3A19, 6.000%, 8/25/2037	318,562	289,717
		1,107,338
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2005-4, Class A5, 5.500%, 9/25/2035 (3)	92,922	92,291
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 9/25/2033 (4)	51,874	53,253
Series 2006-PR1, Class 3AF2, 0.376% (1 Month USD LIBOR + 0.280%), 4/15/2036 (1)(2)	118,834	105,287
Series 2006-PR1, Class 5AF1, 0.646% (1 Month USD LIBOR + 0.550%), 4/15/2036 (1)(2)	629,298	481,726
Series 2007-WM1, Class A2, 3.016%, 6/27/2037 (2)(3)	319,009	309,820
		950,086
First Horizon Alternative Mortgage Securities
Series 2007-FA2, Class 2A1, 5.750%, 4/25/2022	135,574	97,227
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 3/25/2045 (2)(3)	101,180	103,128
GS Mortgage Securities Corp.
Series 2015-3R, Class 2A2, 0.229% (1 Month USD LIBOR + 0.140%), 10/28/2036 (1)(2)	400,000	385,430
Series 2015-7R, Class A, 0.250% (1 Month USD LIBOR + 0.150%), 9/28/2037 (1)(2)	175,081	173,406
		558,836

GSR Mortgage Loan Trust
Series 2006-3F, Class 2A3, 5.750%, 3/25/2036	100,306	104,884
HarborView Mortgage Loan Trust
Series 2005-16, Class 3A1A, 0.589% (1 Month USD LIBOR + 0.500%), 1/19/2036 (1)	332,179	242,400
Series 2006-BU1, Class 2A1A, 0.474% (1 Month USD LIBOR + 0.380%), 2/19/2046 (1)	651,715	598,850
Series 2006-3, Class 2A1A, 3.125%, 6/19/2036 (3)	280,347	168,075
Series 2006-5, Class 2A1A, 0.447% (1 Month USD LIBOR + 0.360%), 7/19/2046 (1)	1,873,298	1,150,271
		2,159,596
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 9/25/2037 (b)	29,221	20,513
IndyMac INDX Mortgage Loan Trust
Series 2007-AR9, Class 2A1, 3.054%, 6/25/2037 (3)	24,764	17,004
JP Morgan Alternative Loan Trust
Series 2007-A2, Class 12A1, 0.489% (1 Month USD LIBOR + 0.400%), 6/25/2037 (1)	97,904	47,190
JP Morgan Mortgage Trust
Series 2017-4, Class A3, 3.500%, 11/25/2048 (2)(3)	27,685	28,015
Lehman Mortgage Trust
Series 2005-3, Class 2A7, 6.000%, 1/25/2036	363,150	371,429
Series 2006-6, Class 5A1, 0.589% (1 Month USD LIBOR + 0.500%), 12/25/2036 (1)	204,788	110,531
Series 2007-3, Class 1A3, 0.389% (1 Month USD LIBOR + 0.300%), 4/25/2037 (1)	1,705,853	519,640
Series 2007-7, Class 1A1, 0.589% (1 Month USD LIBOR + 0.500%), 8/25/2037 (1)	966,797	576,844
		1,578,444
MASTR Alternative Loans Trust
Series 2003-5, Class 3A1, 6.000%, 8/25/2033	187,532	194,531
Series 2003-6, Class 3A3, 6.000%, 9/25/2033	65,931	67,983
Series 2004-12, Class 2A1, 6.500%, 12/25/2034	103,723	107,892
		370,406
Morgan Stanley Mortgage Loan Trust
Series 2006-7, Class 3A, 5.103%, 6/25/2036 (3)	119,751	96,943
Prime Mortgage Trust
Series 2005-1, Class 2A4, 5.500%, 9/25/2035 (2)	75,866	76,775
Series 2006-DR1, Class 2A2, 6.000%, 5/25/2035 (2)	624,051	564,405
		641,180
Residential Accredit Loans, Inc.
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 7.911%), 4/25/2036 (1)	92,216	87,804
Residential Funding Mortgage Securities I
Series 2007-SA3, Class 2A1, 4.340%, 7/25/2037 (3)	514,347	446,174
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.331%, 12/25/2030 (a)(3)	260,993	195,907
Sequoia Mortgage Trust
Series 2007-1, Class 2A1, 2.581%, 2/20/2047 (3)	93,880	84,767
WaMu Mortgage Pass-Through Certificates
Series 2004-AR9, Class B1, 2.927%, 8/25/2034 (3)	268,575	247,626
Series 2004-S1, Class 1A1, 5.500%, 3/25/2034	45,388	46,067
		293,693
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.500%, 3/25/2035	312,236	317,367
Series 2006-AR10, Class A2B, 0.299% (1 Month USD LIBOR + 0.210%), 12/25/2036 (1)	663,169	97,656
		415,023

Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4, 5.750%, 7/25/2037 (a)	53,472	49,863

TOTAL MORTGAGE BACKED SECURITIES - NON-AGENCY		17,474,456
(Cost $16,602,308)

SHORT TERM INVESTMENTS ― 20.1%
First American Government Obligations Fund - 0.026% (b)	5,840,369	5,840,369

TOTAL SHORT TERM INVESTMENTS		5,840,369
(Cost $5,840,369)

TOTAL INVESTMENTS ― 101.9%
(Cost $29,693,820)		29,557,871
Liabilities in Excess of Other Assets ― (1.9)%		(543,373)
TOTAL NET ASSETS ― 100.0%		$29,014,498

(1)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(2)	Restricted security deemed liquid. The total market value of these securities was $4,645,855 (16.01% of total net assets) as of June 30, 2021.
(3)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of June 30, 2021.
(4)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2021.
(a)	Value determined using unobservable inputs.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.

Valuation of Investments (Unaudited)

The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as June 30, 2021:

Regan Total Return Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$5,955,256	$222,060	$6,177,316
Mortgage Backed Securities - Agency	-	65,730	-	65,730
Mortgage Backed Securities – Non-Agency	-	16,904,408	570,048	17,474,456
Short Term Investments	5,840,369	-	-	5,840,369
Total	$5,840,369	$22,925,394	$792,108	$29,557,871

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Non-Agency
Balance at October 1, 2020*	$-	$-
Purchased	692,473	843,479
Sale Proceeds	(589,183)	(275,639)
Realized Gain (Loss)	476	7,004
Change in unrealized Appreciation (depreciation)	118,294	(4,796)
Balance at June 30, 2021	$222,060	$570,048

*Inception date of the Fund.

The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund

	Value at 10/01/2020*	Valuation Technique(s)	Unobservable Inputs	Input/Range
Asset Backed Securities	$692,473	Market Transaction Method	Prior/Recent Transaction	5 - 10%
Mortgage Backed Securities - Non-Agency	$843,479	Market Transaction Method	Prior/Recent Transaction	5 - 10%

*Inception date of the Fund.